Employee Benefits - Net Defined Benefit Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Present value of partially funded defined benefit obligations	₩ 1,397,542	₩ 1,481,339
Fair value of plan assets	(1,621,041)	(1,607,253)
Total	(223,499)	(125,914)
Defined benefit liabilities, net	1,498	1,338
Defined benefit plan assets, net	₩ 224,997	₩ 127,252